Accounts Receivable (Tables)	9 Months Ended
Sep. 30, 2025
Receivables [Abstract]
Schedule of Accounts Receivable

The accounts receivable as at September 30, 2025, is summarized as follows:

	September 30, 2025	December 31, 2024
Accounts receivable	$4,286,547	$5,401,944

Provision for doubtful accounts	(223,728)	(220,733)

Net accounts receivable	$4,062,819	$5,181,211